Pemberwick Fund
Pemberwick Fund
Investment Objective
The Pemberwick Fund (the "Fund") seeks maximum current income that is consistent with liquidity and stability of principal.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Pemberwick Fund Pemberwick Fund
Management Fees	[1]	0.50%
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.74%
[1]	Pemberwick Investment Advisors LLC ("Pemberwick" or the "Advisor") voluntarily waives 35 basis points of the annual investment advisory fee Pemberwick is entitled to receive from the Fund pursuant to the advisory agreement between Pemberwick and the Fund. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. This waiver is not reflected in the table above and may be discontinued at any time at the discretion of Pemberwick.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Pemberwick Fund | Pemberwick Fund | USD ($)	76	237	411	918

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35.46% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its investment objective by primarily investing its assets in the following securities or instruments ("Principal Investments"): U.S. Government securities; municipal securities; commercial paper; time deposits and certificates of deposit; corporate debt obligations; and open-end investment companies.

In selecting portfolio securities for the Fund, the Advisor will select investment grade investments so that the issuer of approximately 95% of the Fund's assets will be rated "A-" or better by a nationally recognized statistical rating organization ("NRSRO") (or if commercial paper, rated in the highest category) or, if a rating is not available, deemed to be of comparable quality by the Advisor or, securities issued by banking institutions operating in the United States having assets in excess of $200 billion. The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its assets in securities issued by companies in the banking industry.

The Advisor selects portfolio securities of varying maturities based upon anticipated cash flow needs of the Fund, expectations about the direction of interest rates and other economic factors. The Fund expects to maintain an average duration of 0 to 90 days for a portion of the portfolio in order to meet anticipated liquidity needs, and the Fund expects to maintain an overall average effective duration for non-floating rate assets of approximately 24 months, depending on market conditions. Average effective duration is a measure of the Fund's interest-rate sensitivity. The longer the Fund's effective duration, the more sensitive the Fund is to shifts in interest rates. The Fund's average effective duration also gives an indication of how the Fund's net asset value will change as interest rates change. For instance, a fund with a five-year duration would be expected to lose 5% of its NAV if interest rates rose by 1 percentage point, or gain 5% if interest rates fell by 1 percentage point. In determining the duration of a fixed to float security the Advisor may assign a duration to such security based upon the first call date (usually the float commencement date) if the floating spread of such security is significantly higher than similar or comparable fixed or floating rate securities taking into account the duration of those similar securities.

The Advisor has engaged J.P. Morgan Investment Management Inc. ("JP Morgan" or the "Sub-Advisor") to manage a portion of the Fund's assets in a percentage to be determined by the Advisor. The Sub-Advisor will implement a short duration strategy that invests in Principal Investments with Effective Average Durations generally targeted at between one to three years.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•  Concentration Risk: By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund's assets were diversified across different industries or sectors.

•  Deflation Risk: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

•  Fixed Income Market Risks: Developments relating to subprime mortgages have adversely affected fixed income securities markets in the United States, Europe and elsewhere. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

•  Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

•  Management Risk: As with any managed fund, the Advisor or Sub-Advisor may not be successful in selecting the best performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. There is a risk that the Sub-Advisor may be unable to achieve superior investment returns relative to other similar sub-advisers. The Advisor or Sub-Advisor may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Municipal Securities Risk: The secondary market for municipal securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them. In the event of bankruptcy of an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

•  Non-Diversification Risk: The Fund may focus investments in a small number of sectors, issuers or industries. The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified."

•  Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•  U.S. Government Agencies and Instrumentalities Securities Risk: Certain U.S. Government agencies' and instrumentalities' securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the agency or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past four calendar years and show how the average annual total returns for one year and since inception, before and after taxes, compare with those of the Barclays Capital 1-3 Year Government/Credit Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns

Calendar Year-to-Date Total Return as of June 30, 2015: 0.46% During the periods shown in the chart:
Best Quarter	Worst Quarter
1.75%	-1.82%
(March 31, 2012)	(September 30, 2011)

Average Annual Total Returns as of December 31, 2014
Average Annual Returns - Pemberwick Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Pemberwick Fund		0.56%	1.28%	Feb. 01, 2010
After Taxes on Distributions | Pemberwick Fund		0.15%	0.85%
After Taxes on Distributions and Sale of Shares | Pemberwick Fund		0.32%	0.83%
Barclays Capital 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)	[1]	0.77%	1.28%	Feb. 01, 2010
[1]	The Barclays Capital 1-3 Year Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.